ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended
	Jul. 05, 2024	Oct. 07, 2022	Mar. 04, 2019	Aug. 21, 2018	Sep. 30, 2024	Sep. 30, 2023	Jul. 17, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2019	Aug. 31, 2018
Ordinary shares, shares issued										23,000,000
Ordinary shares, shares outstanding										23,000,000
Equity method investment, description				Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Fuzhou, which is 100% owned by Happiness Hong Kong. After the reorganization, Paranovus Cayman owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Paranovus Cayman, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company
Preferred shares, authorized					500,000			500,000
Cancelled ordinary shares			77,223,100
Net loss from disontinued operation					$ (885,624)	$ 9,425,589
Cash outflow from operating activities					(966,366)	$ (13,106,878)
Accumulated deficit					$ (64,135,066)			$ (61,957,019)
Happiness Hong Kong [Member]
Ownership											100.00%
Equity interests rate	100.00%
2022 Share Capital Adjustment [Member]
Reverse stock split and share capital adjustment		the Company’s board of directors approved an amended and restated memorandum and articles of association to effectuate a one-for-twenty (1-for-20) reverse split for all classes and its ordinary shares (the “2022 Reverse Split”), and to increase the Company’s authorized shares, immediately following the 2022 Reverse Split. The market effective date of 2022 Reverse Split was October 11, 2022 As a result, the authorized share capital of the Company was changed to US$5,000,000.00 divided into 350,000,000 Class A Ordinary Shares with a par value of US$0.01 each, 100,000,000 Class B Ordinary Shares with a par value of US$0.01 each, and 50,000,000 Preferred Shares with par value of US$0.01 each
Tops [Member]
Ordinary shares authorized					100,000,000
Ordinary shares, par value (in Dollars per share)			$ 1
Ordinary shares [Member]
Additional shares sold			223,100
Class A Ordinary Shares [Member]
Ordinary shares issued							60,000,000
Ordinary shares issued, price per share							$ 0.01
Share purchase price per share							$ 0.45
Total shares consideration amount							$ 27,000,000
Class A Ordinary Shares Member
Ordinary shares authorized			50,000
Ordinary shares, par value (in Dollars per share)			$ 0.0005
Preferred shares, authorized			10,000,000
Ordinary shares issued					66,724,675	6,724,675		6,724,675	7,724,675